Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 7 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	December 31, 2018	December 31, 2017
Buildings	$11,032,207	$11,656,259
Machinery equipment	2,858,928	4,385,129
Transportation equipment	518,612	567,757
Office equipment	37,518	18,963
Leasehold improvements	551,582	334,978
Subtotal	14,998,846	16,963,086
Less: accumulated depreciation	(2,482,952)	(2,374,824)
Property, plant and equipment, net	$12,515,894	$14,588,262

Depreciation and amortization expense was $1,134,136, $884,947 and $461,412 for the years ended December 31, 2018, 2017 and 2016, respectively. For the years ended December 31, 2018, 2017 and 2016, the Company disposed of certain obsolete machinery equipment for no proceeds and recognized a loss of $283,487, $12,179 and 228,245 respectively.